Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenue, net	$ 829,032	$ 1,045,020
Total Revenue	829,032	1,045,020
Cost of Goods Sold	685,739	855,340
Gross Profit	143,293	189,680
General and administrative	8,304	34,805
Professional and consulting fees	$ 84,526	94,959
Research and development		155,000
Operating expenses	$ 92,830	284,764
Income (loss) before income taxes	$ 50,463	$ (95,084)
Income tax expense
Net income (loss)	$ 50,463	$ (95,084)
Basic and diluted loss per common share	$ 0.00	$ (0.01)
Weighted average number of common shares outstanding - Basic and diluted	15,000,000	15,000,000